CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	$ 149,841	$ 71,661	$ 118,013	$ 110,207	$ 92,671
Net income	87,662	36,789	65,774	39,256	44,833
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization			13,250	18,262	20,299
Deferred income taxes			5,980	(2,928)	11,127
Provision for credit losses			49,348	35,984	14,118
Net accretion/amortization of fair values of assets acquired and liabilities assumed			(1,000)	(2,000)	(3,077)
Increase in cash value of life insurance, net			(2,954)	(2,994)	(2,146)
Securities amortization and accretion, net			5,899	3,908	2,474
Equity-based compensation costs			87	1,640	1,033
Gain on sale of securities, net	162	(2,469)	(3,736)	(1,171)	(659)
Gain on sale of loans, net			(2,904)	(2,444)	(3,137)
Loss (gain) on foreclosed property, net			2,114	2,489	(1,663)
Loss on sale of branches, net				1,501
(Increase) decrease in interest receivable			(4,155)	6,712	(4,079)
Proceeds from sale of mortgage loans held for sale			137,351	148,147	144,908
Origination of mortgage loans held for sale			(136,774)	(142,762)	(143,524)
(Increase) decrease in other assets			(11,278)	1,785	7,459
Increase in interest payable			725	1,086	425
Increase in other liabilities			286	3,736	4,280
Net cash flows provided by operating activities	149,841	71,661	118,013	110,207	92,671
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of securities available-for-sale	(278,339)	(743,203)	(1,120,250)	(478,323)	(180,680)
Purchase of other securities, net			14,861	(19,040)	(1,936)
Proceeds from sales of securities available-for-sale	152,256	259,250	538,960	188,755	94,740
Proceeds from maturities and calls of securities available-for-sale	72,137	103,566	134,501	114,064	69,292
Proceeds from maturities and calls of securities held-to-maturity			125	120	110
Proceeds from sale of commercial loans held for sale		328,840	328,381
Net cash paid in branch sales				(208,439)
Increase in loans, net	(613,993)	(654,485)	(913,069)	(805,141)	(1,376,463)
Purchase of premises and equipment	(5,734)	(3,700)	(5,356)	(11,125)	(6,409)
Proceeds from disposition of foreclosed property	6,721	24,872	28,489	30,904	50,809
Other, net	(22,430)	14,890
Net cash provided by (used in) investing activities	(689,382)	(669,970)	(993,358)	(1,188,225)	(1,350,537)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in deposits, net	484,365	930,011	1,029,487	661,947	1,236,722
Net change in securities sold under agreements to repurchase	(348)	(909)	(2,346)	(6,204)	410
Net change in short-term FHLB advances	250,000	(370,000)	(370,000)	370,000
Advances of other borrowings, net of debt issuance costs					73,860
Purchase of senior debt	(9,600)	(78)	(78)
Repayments of other borrowings					(75,000)
Proceeds from issuance of common stock	155,581
Issuance of subordinated debt, net of debt issuance costs				39,253	58,836
Issuance of senior debt, net of debt issuance costs				9,813	182,007
Redemption of preferred stock					(32,914)
Dividends paid on preferred stock					(1,370)
Dividends paid to Parent					(4,000)
Net cash (used in) provided by financing activities	879,998	559,024	657,063	1,074,809	1,438,551
Net increase (decrease) in cash and cash equivalents	340,457	(39,285)	(218,282)	(3,209)	180,685
Cash and cash equivalents at beginning of period	248,925	467,207	467,207	470,416	289,731
Cash and cash equivalents at end of period	$ 589,382	$ 427,922	$ 248,925	$ 467,207	$ 470,416